UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-22611

                Equity Long/Short Opportunities Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                               Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert D. DiCarlo,

President

Equity Long/Short Opportunities Fund

50 South LaSalle Street

                               Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 630-6000

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2016

Item 1. Reports to Stockholders.

2

EQUITY LONG/SHORT OPPORTUNITIES FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

4	STATEMENT OF OPERATIONS

5	STATEMENTS OF CHANGES IN NET ASSETS

6	STATEMENT OF CASH FLOWS

7	FINANCIAL HIGHLIGHTS

8	NOTES TO THE FINANCIAL STATEMENTS

12	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

SEMIANNUAL REPORT	1	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2016 (UNAUDITED)

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $139,269,000)	$159,602,000
Cash and cash equivalents	786,000
Receivable for Sub-Funds sold	3,588,000
Prepaid and other assets	57,000
Total Assets	164,033,000
LIABILITIES:
Capital subscriptions received in advance	235,000
Payable for fund shares redeemed	3,467,000
Payable to affiliates:
Investment management fees	498,000
Administration fees and expenses	13,000
Custody and accounting fees	4,000
Transfer agent fees and expenses	1,000
Trustee fees and expenses	15,000
Other accrued liabilities	106,000
Total Liabilities	4,339,000
Net Assets	$159,694,000
ANALYSIS OF NET ASSETS:
Net capital	$136,605,000
Accumulated net investment loss	(9,551,000)
Accumulated undistributed net realized gain	12,307,000
Net unrealized appreciation (depreciation) on investments	20,333,000
Net Assets	$159,694,000

Units Outstanding (unlimited authorization)	12,200,000

Net Asset Value, Per Unit	$13.09

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND	2	SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2016 (UNAUDITED)

		VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 99.9%

Non-U.S. Equity Hedge – 35.4%
(Cost $49,394,000)

Indus Pacific Opportunities Fund, L.P.		$13,812,000

MW Eureka (US) Fund		15,667,000

Pelham Long/Short Fund LP		11,069,000

Pelham Long/Short Small Cap Fund LP		3,342,000

Zebedee Focus Fund Limited		12,728,000
		56,618,000

Sector Hedge – 18.9%
(Cost $23,452,000)

Brenham Capital Fund, L.P.		13,939,000

Broadfin Healthcare Fund, LP		9,892,000

Camber Capital Fund L.P.		6,301,000
		30,132,000

U.S. Equity Hedge – 45.6%
(Cost $66,423,000)

Black Diamond Thematic, L.P.		13,976,000

Corvex Partners LP		9,576,000

HSCP Strategic I, L.P.		1,685,000

Ivory Optimal Fund, L.P.		10,393,000

Lakewood Capital Partners, LP		11,011,000

Tourbillon Global Equities, LLC		12,554,000

Trian Partners, L.P.		13,657,000
		72,852,000
Total Investments in Sub-Funds
(Cost $139,269,000)		$159,602,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.08% (1)(2)^	786,000	$786,000
Total Cash Equivalent
(Cost $786,000)		$786,000

TOTAL INVESTMENTS – 100.4%
(Cost $140,055,000)		$160,388,000

Liabilities less Other Assets – (0.4)%		(694,000)
NET ASSETS – 100.0%		$159,694,000

(1)	Investment in affiliated Portfolio. 50 South Capital Advisors, LLC is the investment adviser to the Fund and Northern Trust Investments, Inc. is the investment adviser to the Northern Institutional Funds - Diversified Assets Portfolio. 50 South Capital Advisors, LLC and Northern Trust Investments, Inc. are affiliates of Northern Trust Corporation.
(2)	At March 31, 2016, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,771,000 with net sales of approximately $1,985,000 during the six months ended September 30, 2016.

^	See Note 10 in the Notes to the Financial Statements.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At September 30, 2016, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Non-U.S. Equity Hedge	35.4%
Sector Hedge	18.9
U.S. Equity Hedge	45.6
Cash Equivalent and Liabilities Less Other Assets	0.1

Total	100.0%

At September 30, 2016, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 14.0%	$22,908,000	$22,304,000
United States – 85.9%	116,361,000	137,298,000

Total	$139,269,000	$159,602,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The Fund’s investment in the Northern Institutional Funds - Diversified Assets Portfolio is valued using Level 1 inputs. All other Sub Funds’ values were measured using the net asset value per share (or its equivalent) practical expedient and in accordance with ASU 2015-07 and have not been classified in the fair value hierarchy. See Note 7 in the Notes to the Financial Statements for further risk and liquidity information of the Fund’s underlying investments by major category.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2016, there were no transfers between Level 1, Level 2 or Level 3 based on levels assigned to the securities on March 31, 2016.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of September 30, 2016.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	3	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

Rounded to thousands
INVESTMENT INCOME:
Dividend Income on cash equivalents	$2,000 (1)
Total Investment Income	2,000
EXPENSES:
Investment management fees	975,000
Administration fees and expenses	78,000
Custody and accounting fees	21,000
Transfer agent fees and expenses	8,000
Registration fees	5,000
Audit and tax fees	67,000
Insurance	14,000
Legal fees	70,000
Printing	12,000
Trustee fees and expenses	45,000
Commitment fees	31,000
Interest expense	11,000
Other	9,000
Total expenses	1,346,000
Less expenses reimbursed by investment manager	(1,000)
Total Net Expenses	1,345,000
Net Investment Loss	(1,343,000)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	2,561,000
Net change in unrealized appreciation (depreciation) on investments	8,933,000
Net Gain on Investments	11,494,000
Net Increase in Net Assets Resulting from Operations	$10,151,000

(1)	Amount includes dividend income from the Diversified Assets Portfolio of the Northern Institutional Funds of $2,000.

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND	4	SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016

(UNAUDITED) OR FISCAL YEAR ENDED MARCH 31, 2016

Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2016
OPERATIONS:
Net investment loss	$(1,343,000)	$(2,508,000)
Net realized gain on investments	2,561,000	2,732,000
Net change in unrealized appreciation (depreciation) on investments	8,933,000	(11,985,000)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,151,000	(11,761,000)
UNIT TRANSACTIONS:
Capital Subscriptions (831,000 and 4,387,000 Units, respectively)	10,392,000	58,335,000
Capital Redemptions (536,000 and 1,961,000 Units, respectively)	(6,850,000)	(26,085,000)
Net Increase in Net Assets Resulting from Capital Transactions	3,542,000	32,250,000
Total Increase in Net Assets	13,693,000	20,489,000
NET ASSETS:
Beginning of Period (11,905,000 Units)	146,001,000	125,512,000
End of Period (12,200,000 Units)	$159,694,000	$146,001,000
Accumulated Net Investment Loss	$(9,551,000)	$(8,208,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT	5	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$10,151,000
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of Sub-Funds	(16,900,000)
Proceeds from disposition of Sub-Funds	13,080,000
Net realized gain on investments	(2,561,000)
Net change in unrealized (appreciation) depreciation on investments	(8,933,000)
Changes in operating assets and liabilities:
Decrease in receivable for dividends	1,000
Increase in prepaid and other assets	(45,000)
Increase in investment management fees payable	53,000
Increase in administration fees and expenses payable	1,000
Increase in trustee fees and expenses payable	7,000
Decrease in other accrued liabilities	(83,000)
Net cash flow used in operating activities	(5,229,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	6,627,000
Capital redemptions	(3,383,000)
Borrowings on line of credit	10,700,000
Repayments on line of credit	(10,700,000)
Net cash flow provided by financing activities	3,244,000
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,985,000)
Cash and Cash Equivalents—Beginning of Period	2,771,000
Cash and Cash Equivalents—End of Period	$786,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	$11,000

See Notes to the Financial Statements.

EQUITY LONG/SHORT OPPORTUNITIES FUND	6	SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2016 (5) (UNAUDITED)		YEAR ENDED MARCH 31, 2016 (5)		YEAR ENDED MARCH 31, 2015 (5)		YEAR ENDED MARCH 31, 2014 (5)		YEAR ENDED MARCH 31, 2013 (5)		YEAR ENDED MARCH 31, 2012 (5)(8)
Net Asset Value, Beginning of Period	$12.26		$13.24		$12.32		$11.00		$10.25		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.11)		(0.24)		(0.25)		(0.24)		(0.21)		(0.12)
Net realized and unrealized gains (losses)	0.94		(0.74)		1.17		1.56		0.95		0.37
UNITS TRANSACTIONS:
Capital redemptions	—	(10)	—		—		—		0.01	(6)	—
Total from Investment Operations and Unit Transactions	0.83		(0.98)		0.92		1.32		0.75		0.25
Net Asset Value, End of Period	$13.09		$12.26		$13.24		$12.32		$11.00		$10.25
Total Return (1)	6.77%		(7.40)%		7.47%		12.00%		7.32%		2.50%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of Period	$159,694,000		$146,001,000		$125,512,000		$98,912,000		$63,977,000		$55,735,000
Ratio to average net assets of: (2)
Expenses, net of reimbursements (3)	1.72	%(7)(9)	1.80	%(7)(9)	1.98	%(7)	2.02	%(7)	2.05	%(7)	2.05	%(7)
Expenses, before reimbursements (3)	1.72	%(9)	1.80	%(9)	1.98%		2.02%		2.49%		4.07%
Net investment loss, net of reimbursements	(1.72	)%(7)	(1.80	)%(7)	(1.98	)%(7)	(2.02	)%(7)	(2.05	)%(7)	(2.05	)%(7)
Net investment loss, before reimbursements	(1.72)%		(1.80)%		(1.98)%		(2.02)%		(2.49)%		(4.07)%
Portfolio Turnover Rate (4)	10.49%		10.60%		24.25%		34.96%		40.94%		0.00%

(1)

Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. An investor’s return may vary from these returns based on the timing of capital transactions. Total return is not annualized for periods less than one year.

(2)	Ratios annualized for periods less than one year.
(3)

The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.

(4)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.
(5)	Per unit information is calculated using the average units outstanding method.
(6)	Amount relates to early withdrawal charge.
(7)

The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $3,000, $1,000, $2,000, $2,000 and $1,000, which represents less than 0.005 percent of average net assets for six months ended September 30, 2016, and the fiscal years ended March 31, 2016, 2015, 2014 and 2013, and the period ended March 31, 2012, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.

(8)	For the period from October 3, 2011 (commencement of investment operations) through March 31, 2012.
(9)

The expense ratios include interest expense of approximately $11,000 and $8,000, respectively, which represents approximately 0.01 percent of average net assets for the six months ended September 30, 2016, and the fiscal year ended March 31, 2016, respectively.

(10)	Amount is less than $0.005.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	7	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Equity Long/Short Opportunities Fund (the “Fund”) was formed on May 13, 2011 as a Delaware statutory trust governed by the laws of the State of Delaware and commenced investment operations on October 3, 2011. The Fund is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to achieve attractive risk-adjusted returns through investments in an equity long/short focused portfolio of assets. The Fund operates as a “Fund-of-Funds” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in Sub-Funds that invest in a broad range of markets and instruments, using a focused selection of investment styles.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather invest in one of the two following “Feeder Funds,” both of which invest substantially all of their assets in the Fund: (1) Equity Long/Short Opportunities Feeder Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Equity Long/Short Opportunities Feeder Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

50 South Capital Advisors, LLC (“50 South”) serves as the Fund’s investment manager. 50 South is a wholly owned direct subsidiary of Northern Trust Corporation (“NTC”), and is registered with the U.S. Securities and Exchange Commission as an investment adviser.

The Northern Trust Company (“Northern Trust”), a subsidiary of NTC, is the custodian, fund accountant, transfer agent and administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves as the placement agent for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is defined as a non-diversified closed-end management investment company in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by 50 South, pursuant to delegation from the Board of the Fund. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the 50 South Pricing Committee for the Funds (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from 50 South and Northern Trust Investments, Inc. (“NTI”) as recommended to, and approved by, the Fund’s Board.

In determining the month end fair value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, or its equivalent, such as ownership interest in partners’ capital or members’ capital of the Sub-Fund as of the reporting date as a practical expedient for fair value, as well as any other considerations identified that may increase or decrease such estimated fair value. In addition, each Sub-Fund’s NAV is monitored for conformity with U.S. GAAP through monthly reviews of the values of the underlying investments held by each Sub-Fund (when the Sub-Fund’s underlying investments are identified to the Pricing Committee, either directly or through a third-party pricing vendor) and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events. Accordingly, because of the inherent uncertainty of these valuations, these estimated fair values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material.

EQUITY LONG/SHORT OPPORTUNITIES FUND	8	SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SEPTEMBER 30, 2016 (UNAUDITED)

50 South continually monitors markets and the investment managers of the Sub-Funds. 50 South is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

The Fund’s cash equivalent investment, which is comprised of an investment in the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its NAV.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of three months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions. The interest rate reflected in the Schedule of Investments represents the seven-day yield for money market funds.

D) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund is also responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year, and incentive fees range between 10% and 35% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

E) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of March 31, 2016, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax return filed for tax years 2013 and thereafter remain subject to examination by the Internal Revenue Service.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, 50 South is entitled to receive a 1.25% per annum fee of the Fund’s NAV, payable quarterly in arrears, calculated as of the last business day of each quarter. 50 South has agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, transfer agent fees, interest expense and Sub-Fund fees and expenses, that exceed 0.60% per annum of the Fund’s NAV. The reimbursement described above is contractual. There was no reimbursement for the six months ended September 30, 2016, as expenses described above did not exceed the threshold.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s NAV, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with Northern Trust for certain administrative services. Pursuant to the administration agreement with the Fund, Northern Trust, as administrator, is entitled to receive a 0.10% per annum fee of the Fund’s NAV payable monthly in arrears calculated as of the last business day of each month.

50 South has agreed to reimburse the Fund for all administration, custody and transfer agent fees that exceed 0.20% per annum of the Fund’s NAV. The reimbursement described above is contractual. There was no reimbursement for the six months ended September 30, 2016, as expenses described above did not exceed the threshold.

NTSI may solicit subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund does not pay a placement fee to NTSI and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2016, NTI’s investment in the Fund was approximately $7,000 (less than 1% of net assets).

The Fund currently invests uninvested cash in the Northern Institutional Funds – Diversified Assets Portfolio (the “Portfolio”), an investment company which is advised by NTI. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management fee (which reflects a combined fee for advisory and administrative services), transfer agency and custody fees that the Portfolio pays

SEMIANNUAL REPORT	9	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

to NTI and/or its affiliates. At September 30, 2016, the aggregate annual rate of the management fee, transfer agency and custody fees payable to NTI and/or its affiliates on any assets invested in the Portfolio is 0.35%. However, 50 South has agreed to reimburse the Fund in an amount equal to the portion of the management fee attributable to advisory services paid by the Fund as a result of its investments in the Portfolio. This reimbursement is included on the Statement of Operations as “Less expenses reimbursed by the investment manager.”

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $50,000, subject to waiver or modification by 50 South in its sole discretion. Subscriptions are payable in full at the time an investor returns a completed subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers for its Common Units at the NAV as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $20,000. Should a Common Unitholder choose to tender their units, such tender must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within approximately 20 business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2016. Common Units of the Fund will be subject to an early withdrawal charge of 2.00% payable to the Fund if repurchased by the Fund within 12 months of initial investment.

There were early withdrawal charges of approximately $32,000 and $0 for the six months ended September 30, 2016 and year ended March 31, 2016. These amounts are included in Capital Redemptions on the Statement of Changes in Net Assets and are allocated to investors based on their pro rata share of the Fund per the Fund Agreement.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $21,900,000 and proceeds from sales of Sub-Funds of $16,161,000 (excluding short term investments) for the six months ended September 30, 2016.

At September 30, 2016, the estimated cost of investments for federal income tax purposes was $139,269,000. At September 30, 2016, accumulated net unrealized appreciation (depreciation) on investments was $20,333,000 consisting of $23,165,000 gross unrealized appreciation and $2,832,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Sub-Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Sub-Fund.

FASB Accounting Standards Codification 820 (“ASC 820”) Fair Value Measurement requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the Fund’s underlying investments by major category.

	Value (in millions)	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Non-U.S. Equity Hedge (a)	$57	$ —	Monthly, Quarterly	30-90 days
Sector Hedge (a)	30	—	Monthly, Quarterly	60-95 days
U.S. Equity Hedge (a)	73	—	Monthly, Quarterly	30-90 days

	$160	$ —

EQUITY LONG/SHORT OPPORTUNITIES FUND	10	SEMIANNUAL REPORT

EQUITY LONG/SHORT OPPORTUNITIES FUND

SEPTEMBER 30, 2016 (UNAUDITED)

(a)	Hedged Equity—The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Non-U.S. Equity Hedge, Sector Hedge, and U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments. Investments representing approximately 8.09% of the fair value of investments in this category cannot be redeemed because the investments include investor level gate restrictions. These gates range up to 12 months and do not allow for full redemptions. Investments representing approximately 5.30% of the fair value of investments in this category cannot be immediately redeemed because the investments include restrictions that do not allow for full redemptions within the first 12 months after acquisition. The remaining restriction period for these investments ranges from approximately three months to two and a half years at September 30, 2016.

8. BOARD OF TRUSTEES

Each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $17,900.

At September 30, 2016, there are four Trustees, of which three of whom are not “interested persons” of the Fund.

The Fund reimburses those Trustees who are not “interested persons” of the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9. BANK BORROWINGS

The Fund and another registered fund advised by 50 South have entered into a $50,000,000 revolving bank credit agreement, dated March 25, 2016, (the “Agreement”) administered by the Bank of Montreal for liquidity and other purposes. The interest rate charged under the Agreement is 1.75% above the London Interbank Offered Rate (“LIBOR”) on the date of the borrowing. In addition, there is an annual commitment fee of 0.75% on the unused portion of the credit line under the Agreement, payable quarterly in arrears, which is included in “Commitment fees” on the Statement of Operations. The Agreement will expire on March 24, 2017, unless renewed.

As of September 30, 2016, the Fund did not have any borrowings outstanding under the Agreement.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2016 on the borrowings were $6,407,000 and 2.22%, respectively.

10. SUBSEQUENT EVENTS

Prior to October 1, 2016, the uninvested cash of the Fund was invested in the Northern Institutional Funds – Diversified Assets Portfolio. Effective October 1, 2016, the Diversified Assets Portfolio changed its name to the Government Assets Portfolio and changed its investment strategy to that of a “government money market fund.” The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Northern Institutional Funds – Government Assets Portfolio is 0.25%. However, to the extent of any duplicative advisory fees and services, 50 South will reimburse the Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the affiliated money market fund.

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that, other than the item noted above, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

SEMIANNUAL REPORT	11	EQUITY LONG/SHORT OPPORTUNITIES FUND

EQUITY LONG/SHORT OPPORTUNITIES FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

EQUITY LONG/SHORT OPPORTUNITIES FUND	12	SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

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(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3) No written solicitations to purchase securities pursuant to Rule 23c-1 under the 1940 Act were sent or delivered during the period covered by this report by or on behalf of the registrant.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Equity Long/Short Opportunities Fund

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	December 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert D. DiCarlo
Robert D. DiCarlo, President
(Principal Executive Officer)

Date:	December 7, 2016

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial Officer
and Principal Accounting Officer)

Date:	December 7, 2016

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